Party-In-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	$ 27,273,385,937	$ 24,628,318,900
EBP, Record Keeper
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	6,593,200,969	5,932,495,007
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	1,973,376	2,116,057
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment purchases	13,428,256
Investment sales and distributions	40,851,436
Investments held	366,081,670	224,220,871
Intel Retirement Plans Collective Investment Trust | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held	$ 11,225,249,262	$ 10,238,554,721